VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Sep. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
2019	$ 6,101
2020	23,001
2021	21,801
2022	20,951
2023	20,224
After 2023	$ 35,268